Defiance Oil Enhanced Options Income ETF

Schedule of Investments

May 31, 2026 (Unaudited)

PURCHASED OPTIONS - 3.2%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 3.2%
United States Oil Fund LP, Expiration: 6/5/2026; Exercise Price: $145.00	$10,972,650	850	$61,625
United States Oil Fund LP, Expiration: 6/5/2026; Exercise Price: $144.00	12,909,000	1,000	83,500
United States Oil Fund LP, Expiration: 6/5/2026; Exercise Price: $143.00	24,204,375	1,875	161,250
United States Oil Fund LP, Expiration: 6/5/2026; Exercise Price: $142.00	13,167,180	1,020	115,770
United States Oil Fund LP, Expiration: 6/18/2026; Exercise Price: $140.01	61,253,205	4,745	1,569,788
Total Call Options			1,991,933

TOTAL PURCHASED OPTIONS (Cost $9,897,182)			1,991,933

SHORT-TERM INVESTMENTS - 106.2%
Money Market Funds - 2.0%		Shares	Value
First American Government Obligations Fund - Class X, 3.55%(e)		1,223,455	1,223,455

U.S. Treasury Bills - 104.2%		Principal Amount	Value
U.S. Treasury Bill, 6/11/2026, 3.34%(f)(g)		$1,170,000	1,168,823
U.S. Treasury Bill, 7/9/2026, 3.59%(f)(g)(h)		16,592,000	16,528,557
U.S. Treasury Bill, 8/6/2026, 3.63%(f)(g)		15,101,000	15,001,103
U.S. Treasury Bill, 9/3/2026, 3.64%(f)(g)(h)		26,922,000	26,669,636
U.S. Treasury Bill, 10/15/2026, 3.69%(f)(g)		5,501,000	5,425,901
			64,794,020

TOTAL SHORT-TERM INVESTMENTS (Cost $66,018,732)			66,017,475

TOTAL INVESTMENTS - 109.4% (Cost $75,915,914)			$68,009,408
Liabilities in Excess of Other Assets - (9.4)%			(5,857,452)
TOTAL NET ASSETS - 100.0%			$62,151,956

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.
(f)	The rate shown is the annualized effective yield as of May 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options. As of May 31, 2026, the total value of securities pledged as collateral is $40,398,583.
(h)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Defiance Oil Enhanced Options Income ETF

Schedule of Written Options Contracts

May 31, 2026 (Unaudited)

WRITTEN OPTIONS - (12.2)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.4)%
United States Oil Fund LP, Expiration: 6/5/2026; Exercise Price: $138.00	$(10,972,650)	(850)	$(133,025)
United States Oil Fund LP, Expiration: 6/5/2026; Exercise Price: $137.00	(12,909,000)	(1,000)	(166,000)
United States Oil Fund LP, Expiration: 6/5/2026; Exercise Price: $136.00	(24,204,375)	(1,875)	(345,938)
United States Oil Fund LP, Expiration: 6/5/2026; Exercise Price: $135.00	(13,167,180)	(1,020)	(210,630)
Total Call Options			(855,593)

Put Options - (10.8)%
United States Oil Fund LP, Expiration: 6/18/2026; Exercise Price: $140.01	(61,253,205)	(4,745)	(6,719,774)

TOTAL WRITTEN OPTIONS (Premiums received $11,229,715)			$(7,575,367)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.